Share-based Compensation - Stock Options (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 05, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Acquired (in shares)	203,707
Exercised (in shares)		61,581
Expired (in shares)		136
Outstanding (in shares)		141,990
Aggregate intrinsic value, stock options		$ 1